UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

Global Stock Fund

Investor Class (PRGSX)

This annual shareholder report contains important information about Global Stock Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Stock Fund - Investor Class	$91	0.81%

What drove fund performance during the past 12 months?

  Despite significant geopolitical and macroeconomic uncertainty, global equity markets delivered robust returns over the reporting period. Investors shrugged off escalating trade tensions, continued conflict in the Middle East and Ukraine, and signs of slowing economic growth paired with rising inflation in the U.S., choosing instead to focus on accelerating growth in artificial intelligence (AI) and driving a shift toward more speculative, high-growth risk assets.

  Versus the MSCI All Country World Index Net, stock selection and an overweight position in the information technology sector contributed the most to relative performance. Our position in SK Hynix—a leading manufacturer of dynamic random-access memory (DRAM), NAND flash, and high-bandwidth memory (HBM) chips—benefited from strong AI-driven demand for HBM chips and pricing momentum across the DRAM and NAND markets.

  Conversely, health care names, coupled with our sector weighting, detracted from relative returns. Broadly, the sector was pressured by regulatory uncertainty, heightened scrutiny over drug pricing, and tariff-related challenges. UnitedHealth Group faced additional headwinds from elevated medical costs and management turnover, while Eli Lilly was weighed down by concerns about intensifying competitive pressures in the GLP-1 market, increased regulatory risks, and disappointing late-stage clinical trial data for its oral GLP-1 candidate.

  The fund seeks to build a high-conviction, truly global portfolio of companies with stable-to-improving business fundamentals and prospects for accelerating economic returns across developed and emerging markets. Notable changes in positioning during the period included increasing our allocation to information technology and reducing our exposure to health care and consumer discretionary.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Investor Class	Regulatory/Strategy Benchmark	Previous Benchmark
2015	10,000	10,000	10,000
2016	9,102	9,151	9,191
2016	9,871	9,906	9,833
2016	10,508	10,283	10,311
2016	10,555	10,205	10,072
2017	11,210	10,792	10,516
2017	12,162	11,405	11,326
2017	12,947	12,037	12,026
2017	13,621	12,573	12,703
2018	15,251	13,757	14,015
2018	14,671	13,021	13,337
2018	15,422	13,357	13,871
2018	14,325	12,508	12,844
2019	15,205	12,728	13,121
2019	16,542	13,680	14,402
2019	16,507	13,751	14,671
2019	16,797	14,082	15,031
2020	18,438	14,769	16,235
2020	17,455	13,002	15,206
2020	21,813	14,741	18,183
2020	22,992	14,771	18,499
2021	27,328	17,283	21,414
2021	29,761	18,949	22,751
2021	30,435	19,632	23,988
2021	31,462	20,277	24,917
2022	28,388	19,569	22,956
2022	24,293	17,918	20,134
2022	23,621	17,574	19,938
2022	21,460	16,230	17,629
2023	23,832	18,005	19,638
2023	24,038	18,287	20,630
2023	26,496	19,843	22,992
2023	24,101	17,935	20,638
2024	27,747	20,651	24,190
2024	29,533	21,481	25,214
2024	31,478	23,220	27,532
2024	31,810	23,816	28,320
2025	33,802	24,931	30,433
2025	31,485	24,024	28,483
2025	35,304	26,906	33,094
2025	39,599	29,208	36,812

202501-4140694, 202512-4880692

F113-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Stock Fund (Investor Class)	24.49%	11.49%	14.75%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	22.64	14.61	11.31
MSCI All Country World Index Growth Net (Previous Benchmark)	29.99	14.75	13.92

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$7,596,704
  Number of Portfolio Holdings125
  Investment Advisory Fees Paid (000s)$43,542
  Portfolio Turnover Rate172.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	45.1%
Financials	15.4
Communication Services	10.4
Industrials & Business Services	8.9
Consumer Discretionary	7.8
Health Care	4.8
Consumer Staples	3.1
Utilities	1.8
Energy	1.6
Other	1.1

Top Ten Holdings (as a % of Net Assets)

NVIDIA	6.5%
Microsoft	4.4
Alphabet	3.7
Apple	3.4
Unilever	3.1
Taiwan Semiconductor Manufacturing	2.8
Broadcom	2.6
Amazon.com	2.0
Citigroup	1.7
Bank of America	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Stock Fund

Investor Class (PRGSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

Global Stock Fund

Advisor Class (PAGSX)

This annual shareholder report contains important information about Global Stock Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Stock Fund - Advisor Class	$119	1.06%

What drove fund performance during the past 12 months?

  Despite significant geopolitical and macroeconomic uncertainty, global equity markets delivered robust returns over the reporting period. Investors shrugged off escalating trade tensions, continued conflict in the Middle East and Ukraine, and signs of slowing economic growth paired with rising inflation in the U.S., choosing instead to focus on accelerating growth in artificial intelligence (AI) and driving a shift toward more speculative, high-growth risk assets.

  Versus the MSCI All Country World Index Net, stock selection and an overweight position in the information technology sector contributed the most to relative performance. Our position in SK Hynix—a leading manufacturer of dynamic random-access memory (DRAM), NAND flash, and high-bandwidth memory (HBM) chips—benefited from strong AI-driven demand for HBM chips and pricing momentum across the DRAM and NAND markets.

  Conversely, health care names, coupled with our sector weighting, detracted from relative returns. Broadly, the sector was pressured by regulatory uncertainty, heightened scrutiny over drug pricing, and tariff-related challenges. UnitedHealth Group faced additional headwinds from elevated medical costs and management turnover, while Eli Lilly was weighed down by concerns about intensifying competitive pressures in the GLP-1 market, increased regulatory risks, and disappointing late-stage clinical trial data for its oral GLP-1 candidate.

  The fund seeks to build a high-conviction, truly global portfolio of companies with stable-to-improving business fundamentals and prospects for accelerating economic returns across developed and emerging markets. Notable changes in positioning during the period included increasing our allocation to information technology and reducing our exposure to health care and consumer discretionary.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Advisor Class	Regulatory/Strategy Benchmark	Previous Benchmark
2015	10,000	10,000	10,000
2016	9,094	9,151	9,191
2016	9,855	9,906	9,833
2016	10,488	10,283	10,311
2016	10,525	10,205	10,072
2017	11,170	10,792	10,516
2017	12,109	11,405	11,326
2017	12,880	12,037	12,026
2017	13,537	12,573	12,703
2018	15,151	13,757	14,015
2018	14,562	13,021	13,337
2018	15,296	13,357	13,871
2018	14,201	12,508	12,844
2019	15,062	12,728	13,121
2019	16,374	13,680	14,402
2019	16,327	13,751	14,671
2019	16,598	14,082	15,031
2020	18,201	14,769	16,235
2020	17,215	13,002	15,206
2020	21,499	14,741	18,183
2020	22,647	14,771	18,499
2021	26,896	17,283	21,414
2021	29,274	18,949	22,751
2021	29,916	19,632	23,988
2021	30,902	20,277	24,917
2022	27,862	19,569	22,956
2022	23,831	17,918	20,134
2022	23,157	17,574	19,938
2022	21,024	16,230	17,629
2023	23,334	18,005	19,638
2023	23,525	18,287	20,630
2023	25,911	19,843	22,992
2023	23,549	17,935	20,638
2024	27,096	20,651	24,190
2024	28,819	21,481	25,214
2024	30,700	23,220	27,532
2024	31,001	23,816	28,320
2025	32,929	24,931	30,433
2025	30,650	24,024	28,483
2025	34,346	26,906	33,094
2025	38,497	29,208	36,812

202501-4140694, 202512-4880692

F213-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Stock Fund (Advisor Class)	24.18%	11.19%	14.43%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	22.64	14.61	11.31
MSCI All Country World Index Growth Net (Previous Benchmark)	29.99	14.75	13.92

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$7,596,704
  Number of Portfolio Holdings125
  Investment Advisory Fees Paid (000s)$43,542
  Portfolio Turnover Rate172.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	45.1%
Financials	15.4
Communication Services	10.4
Industrials & Business Services	8.9
Consumer Discretionary	7.8
Health Care	4.8
Consumer Staples	3.1
Utilities	1.8
Energy	1.6
Other	1.1

Top Ten Holdings (as a % of Net Assets)

NVIDIA	6.5%
Microsoft	4.4
Alphabet	3.7
Apple	3.4
Unilever	3.1
Taiwan Semiconductor Manufacturing	2.8
Broadcom	2.6
Amazon.com	2.0
Citigroup	1.7
Bank of America	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Stock Fund

Advisor Class (PAGSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

Global Stock Fund

I Class (TRGLX)

This annual shareholder report contains important information about Global Stock Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Stock Fund - I Class	$74	0.66%

What drove fund performance during the past 12 months?

  Despite significant geopolitical and macroeconomic uncertainty, global equity markets delivered robust returns over the reporting period. Investors shrugged off escalating trade tensions, continued conflict in the Middle East and Ukraine, and signs of slowing economic growth paired with rising inflation in the U.S., choosing instead to focus on accelerating growth in artificial intelligence (AI) and driving a shift toward more speculative, high-growth risk assets.

  Versus the MSCI All Country World Index Net, stock selection and an overweight position in the information technology sector contributed the most to relative performance. Our position in SK Hynix—a leading manufacturer of dynamic random-access memory (DRAM), NAND flash, and high-bandwidth memory (HBM) chips—benefited from strong AI-driven demand for HBM chips and pricing momentum across the DRAM and NAND markets.

  Conversely, health care names, coupled with our sector weighting, detracted from relative returns. Broadly, the sector was pressured by regulatory uncertainty, heightened scrutiny over drug pricing, and tariff-related challenges. UnitedHealth Group faced additional headwinds from elevated medical costs and management turnover, while Eli Lilly was weighed down by concerns about intensifying competitive pressures in the GLP-1 market, increased regulatory risks, and disappointing late-stage clinical trial data for its oral GLP-1 candidate.

  The fund seeks to build a high-conviction, truly global portfolio of companies with stable-to-improving business fundamentals and prospects for accelerating economic returns across developed and emerging markets. Notable changes in positioning during the period included increasing our allocation to information technology and reducing our exposure to health care and consumer discretionary.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2025

	I Class	Regulatory/Strategy Benchmark	Previous Benchmark
3/6/17	500,000	500,000	500,000
4/30/17	528,144	512,195	520,570
7/31/17	562,560	540,583	552,750
10/31/17	591,991	564,624	583,824
1/31/18	663,110	617,827	644,154
4/30/18	638,071	584,740	612,984
7/31/18	670,863	599,860	637,531
10/31/18	623,533	561,701	590,326
1/31/19	662,049	571,605	603,056
4/30/19	720,385	614,341	661,951
7/31/19	719,187	617,543	674,299
10/31/19	732,017	632,427	690,826
1/31/20	803,754	663,272	746,180
4/30/20	760,968	583,885	698,889
7/31/20	951,513	661,999	835,698
10/31/20	1,003,133	663,339	850,246
1/31/21	1,192,688	776,153	984,208
4/30/21	1,299,380	850,991	1,045,651
7/31/21	1,329,262	881,656	1,102,521
10/31/21	1,374,359	910,614	1,145,233
1/31/22	1,240,650	878,843	1,055,068
4/30/22	1,062,099	804,676	925,371
7/31/22	1,033,212	789,223	916,379
10/31/22	939,017	728,880	810,242
1/31/23	1,043,050	808,589	902,605
4/30/23	1,052,470	821,267	948,176
7/31/23	1,160,480	891,114	1,056,738
10/31/23	1,055,819	805,427	948,548
1/31/24	1,216,088	927,428	1,111,793
4/30/24	1,294,878	964,681	1,158,857
7/31/24	1,380,600	1,042,769	1,265,413
10/31/24	1,395,518	1,069,532	1,301,633
1/31/25	1,483,845	1,119,633	1,398,762
4/30/25	1,382,593	1,078,893	1,309,135
7/31/25	1,550,824	1,208,303	1,521,020
10/31/25	1,740,113	1,311,705	1,691,946

202501-4140694, 202512-4880692

F1071-052 12/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
Global Stock Fund (I Class)	24.69%	11.65%	15.50%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	22.64	14.61	11.79
MSCI All Country World Index Growth Net (Previous Benchmark)	29.99	14.75	15.12

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$7,596,704
  Number of Portfolio Holdings125
  Investment Advisory Fees Paid (000s)$43,542
  Portfolio Turnover Rate172.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	45.1%
Financials	15.4
Communication Services	10.4
Industrials & Business Services	8.9
Consumer Discretionary	7.8
Health Care	4.8
Consumer Staples	3.1
Utilities	1.8
Energy	1.6
Other	1.1

Top Ten Holdings (as a % of Net Assets)

NVIDIA	6.5%
Microsoft	4.4
Alphabet	3.7
Apple	3.4
Unilever	3.1
Taiwan Semiconductor Manufacturing	2.8
Broadcom	2.6
Amazon.com	2.0
Citigroup	1.7
Bank of America	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Stock Fund

I Class (TRGLX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$26,647	$26,450
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRGSX Global Stock Fund
PAGSX Global Stock Fund–
.
Advisor Class
TRGLX Global Stock Fund–
.
I Class

T. ROWE PRICE Global Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 66.08 $ 50.20 $ 44.70 $ 74.73 $ 57.76
Investment activities
Net investment income
(loss)
(1)(2)
0.19 0.05 0.15 (0.01) (0.12)
Net realized and unrealized
gain/loss 15.21 15.98 5.35 (21.34) 20.82
Total from investment
activities 15.40 16.03 5.50 (21.35) 20.70
Distributions
Net investment income (0.05) (0.15) — — (0.01)
Net realized gain (4.18) — — (8.68) (3.72)
Total distributions (4.23) (0.15) — (8.68) (3.73)
NET ASSET VALUE
End of period $ 77.25 $ 66.08 $ 50.20 $ 44.70 $ 74.73
Ratios/Supplemental Data
Total return
(2)(3)
24.49% 31.99% 12.30% (31.79)% 36.84%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.81% 0.80% 0.81% 0.82% 0.78%
Net expenses after waivers/
payments by Price Associates 0.81% 0.80% 0.81% 0.82% 0.78%
Net investment income (loss) 0.29% 0.08% 0.29% (0.02)% (0.17)%
Portfolio turnover rate 172.2% 139.2% 102.5% 97.2% 78.2%
Net assets, end of period (in
millions) $3,600 $3,419 $2,690 $2,545 $5,175
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 64.78 $ 49.25 $ 43.97 $ 73.66 $ 56.99
Investment activities
Net investment income
(loss)
(1)(2)
0.02 (0.11) 0.02 (0.14) (0.31)
Net realized and unrealized
gain/loss 14.88 15.69 5.26 (21.03) 20.54
Total from investment
activities 14.90 15.58 5.28 (21.17) 20.23
Distributions
Net investment income — (0.05) — — —
Net realized gain (4.18) — — (8.52) (3.56)
Total distributions (4.18) (0.05) — (8.52) (3.56)
NET ASSET VALUE
End of period $ 75.50 $ 64.78 $ 49.25 $ 43.97 $ 73.66
Ratios/Supplemental Data
Total return
(2)(3)
24.18% 31.64% 12.01% (31.96)% 36.45%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.06% 1.06% 1.05% 1.08% 1.06%
Net expenses after
waivers/payments by Price
Associates 1.06% 1.06% 1.05% 1.08% 1.06%
Net investment income (loss) 0.04% (0.19)% 0.04% (0.26)% (0.45)%
Portfolio turnover rate 172.2% 139.2% 102.5% 97.2% 78.2%
Net assets, end of period (in
thousands) $72,831 $77,586 $45,465 $40,795 $61,631
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 66.42 $ 50.44 $ 44.86 $ 74.97 $ 57.91
Investment activities
Net investment income
(loss)
(1)(2)
0.29 0.14 0.22 0.09 (0.03)
Net realized and unrealized
gain/loss 15.30 16.05 5.36 (21.41) 20.87
Total from investment
activities 15.59 16.19 5.58 (21.32) 20.84
Distributions
Net investment income (0.15) (0.21) — — (0.06)
Net realized gain (4.18) — — (8.79) (3.72)
Total distributions (4.33) (0.21) — (8.79) (3.78)
NET ASSET VALUE
End of period $ 77.68 $ 66.42 $ 50.44 $ 44.86 $ 74.97
Ratios/Supplemental Data
Total return
(2)(3)
24.69% 32.17% 12.44% (31.68)% 37.01%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.66% 0.66% 0.67% 0.67% 0.65%
Net expenses after waivers/
payments by Price Associates 0.66% 0.66% 0.67% 0.67% 0.65%
Net investment income (loss) 0.43% 0.22% 0.44% 0.16% (0.05)%
Portfolio turnover rate 172.2% 139.2% 102.5% 97.2% 78.2%
Net assets, end of period (in
millions) $3,924 $3,321 $2,545 $2,199 $2,851
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Stock Fund
October 31, 2025

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.1%
Common Stocks 1.1%
MercadoLibre (USD) (1) 34,320 79,872
Total Argentina (Cost $56,317) 79,872
AUSTRALIA 0.2%
Common Stocks 0.2%
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $11,369
(USD) (1)(2)(3) 6,670 10,979
Canva, Class A, Acquisition Date: 10/6/25, Cost $2,252
(USD) (1)(2)(3) 1,368 2,252
13,231
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $726 (USD) (1)(2)(3) 426 701
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $82 (USD) (1)(2)(3) 48 79
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $7
(USD) (1)(2)(3) 4 7
787
Total Australia (Cost $14,436) 14,018
CANADA 1.8%
Common Stocks 1.8%
Franco-Nevada (USD)  218,958 40,864
Shopify, Class A (USD) (1) 569,823 99,069
Total Canada (Cost $70,405) 139,933
CAYMAN ISLANDS 0.1%
Convertible Preferred Stocks 0.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,264
(USD) (1)(2)(3) 25,648 9,894
Total Cayman Islands (Cost $1,264) 9,894

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
CHINA 2.6%
Common Stocks 2.6%
Alibaba Group Holding (HKD)  3,414,100 72,648
Tencent Holdings (HKD)  1,559,200 126,650
Total China (Cost $163,488) 199,298
FRANCE 1.7%
Common Stocks 1.7%
Airbus  212,810 52,473
Kering  30,772 10,928
LVMH Moet Hennessy Louis Vuitton  25,092 17,735
Societe Generale  789,539 50,073
Total France (Cost $102,254) 131,209
GERMANY 1.9%
Common Stocks 1.3%
Infineon Technologies  843,760 33,491
Rheinmetall  31,625 62,168
95,659
Preferred Stocks 0.6%
Sartorius (4) 171,994 47,321
47,321
Total Germany (Cost $98,597) 142,980
INDIA 2.7%
Common Stocks 2.7%
Bharti Airtel  5,598,703 129,645
ICICI Bank  2,474,036 37,488
Kotak Mahindra Bank  1,576,229 37,339
Total India (Cost $182,206) 204,472

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
ISRAEL 0.8%
Common Stocks 0.8%
CyberArk Software (USD) (1) 109,276 56,909
Total Israel (Cost $39,001) 56,909
ITALY 1.2%
Common Stocks 1.2%
Prysmian  375,418 39,142
UniCredit  668,101 49,471
Total Italy (Cost $73,671) 88,613
JAPAN 4.1%
Common Stocks 4.1%
Asics  2,728,500 69,479
Chugai Pharmaceutical (4) 2,078,900 95,146
Disco  169,300 56,222
Mitsubishi Heavy Industries  1,950,800 58,894
Nintendo  91,800 7,830
Tokyo Electron  120,700 26,611
Total Japan (Cost $226,413) 314,182
NETHERLANDS 4.0%
Common Stocks 4.0%
Adyen (1) 65,332 111,945
ASM International  86,682 56,243
ASML Holding  71,071 75,144
BE Semiconductor Industries  375,180 63,967
Total Netherlands (Cost $233,830) 307,299
PERU 0.5%
Common Stocks 0.5%
Southern Copper (USD)  277,664 38,540
Total Peru (Cost $33,141) 38,540

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
SINGAPORE 0.7%
Common Stocks 0.7%
Sea, ADR (USD) (1) 346,413 54,127
Total Singapore (Cost $47,061) 54,127
SOUTH KOREA 2.7%
Common Stocks 2.7%
Samsung Electronics  1,298,936 97,779
SK hynix  274,446 106,785
Total South Korea (Cost $110,661) 204,564
SPAIN 1.0%
Common Stocks 1.0%
Banco Bilbao Vizcaya Argentaria (4) 3,007,793 60,595
Indra Sistemas  231,962 12,832
Total Spain (Cost $70,703) 73,427
SWEDEN 1.0%
Common Stocks 1.0%
Spotify Technology (USD) (1) 116,170 76,128
Total Sweden (Cost $79,910) 76,128
SWITZERLAND 0.5%
Common Stocks 0.5%
UBS Group  1,063,122 40,681
Total Switzerland (Cost $43,542) 40,681
TAIWAN 5.8%
Common Stocks 5.8%
Airtac International Group  636,000 18,759
Delta Electronics  2,949,000 94,851
Hon Hai Precision Industry  13,648,000 113,516
Taiwan Semiconductor Manufacturing  4,351,000 210,413
Total Taiwan (Cost $221,942) 437,539

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 6.2%
Common Stocks 6.2%
Barclays  17,929,166 96,165
Rolls-Royce Holdings  3,746,148 57,649
Standard Chartered  3,787,928 77,756
Unilever  3,943,400 236,621
Total United Kingdom (Cost $416,735) 468,191
UNITED STATES 59.3%
Common Stocks 58.0%
Advanced Micro Devices (1) 446,099 114,255
Aestas DBA OpenAI, Acquisition Date: 10/3/25,
Cost $10,807 (1)(2)(3) 25,132 10,807
Alphabet, Class A  994,999 279,784
Amazon.com (1) 619,703 151,344
Amphenol, Class A  325,713 45,385
Apple  940,480 254,278
AppLovin, Class A (1) 77,672 49,503
Arista Networks (1) 474,925 74,891
Bank of America  2,465,460 131,779
Block (1) 854,800 64,913
Boeing (1) 278,902 56,065
Broadcom  537,739 198,764
Carvana (1) 122,491 37,548
Caterpillar  182,179 105,165
Charles Schwab  203,671 19,251
Ciena (1) 204,600 38,858
Citigroup  1,308,904 132,500
CME Group  402,144 106,765
ConocoPhillips  429,916 38,202
Constellation Energy  79,152 29,840
Credo Technology Group Holding (1) 220,800 41,426
Crowdstrike Holdings, Class A (1) 107,389 58,313
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $4,929 (1)(2)(3) 307,914 46,187
Datadog, Class A (1) 492,009 80,104
Diamondback Energy  237,972 34,075
DoorDash, Class A (1) 219,103 55,733
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $22,057 (1)(2)(3) 35,359 18,286

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Fabrinet (1) 131,119 57,767
General Electric  169,561 52,386
Howmet Aerospace  183,500 37,792
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $9,438 (1)
(2)(3) 674,163 9,438
Intuitive Surgical (1) 32,349 17,283
KLA  31,300 37,834
Mastercard, Class A  136,390 75,286
Meta Platforms, Class A  149,724 97,074
Microsoft  641,206 332,023
Monolithic Power Systems  8,910 8,955
Natera (1) 298,605 59,401
Netflix (1) 55,425 62,013
NVIDIA  2,443,877 494,861
OpenAI, Rights, Acquisition Date: 8/15/25, Cost $1,726 (1)(2)
(3)(5) 1,725,811 2,725
Oracle  87,601 23,005
Palantir Technologies, Class A (1) 199,500 39,994
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $3,143 (1)
(2)(3) 834,772 259
Quanta Services  84,279 37,852
Repligen (1) 294,885 43,956
Robinhood Markets, Class A (1) 135,100 19,830
Snowflake (1)(4) 216,600 59,539
Stripe, Class B, Acquisition Date: 5/18/21, Cost $2,609 (1)(2)
(3) 65,013 2,693
Teledyne Technologies (1) 136,297 71,804
Tesla (1) 113,486 51,813
Thermo Fisher Scientific  171,669 97,403
Tradeweb Markets, Class A  363,178 38,275
Uranium Energy (1) 2,818,200 42,639
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $1,402 (1)(2)(3) 11,378 375
Vertiv Holdings, Class A  518,280 99,955
Xcel Energy (4) 1,252,508 101,666
Zscaler (1) 174,200 57,685
4,407,602
Convertible Preferred Stocks 1.3%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $7,106 (1)(2)(3) 179,047 39
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $8,274 (1)(2)(3) 136,104 30

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Anduril Industries, Series G, Acquisition Date: 4/17/25,
Cost $1,293 (1)(2)(3) 31,622 1,613
Anthropic, Series F-1, Acquisition Date: 8/29/25,
Cost $10,359 (1)(2)(3) 73,486 10,359
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $2,194 (1)(2)(3) 153,273 22,991
Databricks, Series G, Acquisition Date: 2/1/21,
Cost $1,618 (1)(2)(3) 27,363 4,104
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $5,195 (1)(2)(3) 70,698 10,605
Databricks, Series I, Acquisition Date: 9/14/23,
Cost $2,729 (1)(2)(3) 37,125 5,569
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $10,107 (1)(2)(3) 417,919 10,107
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $1,003 (1)(2)(3) 220,032 1,025
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $1,881 (1)(2)(3) 284,475 1,377
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,927 (1)(2)(3) 520,600 2,572
Lightmatter, Series B-1, Acquisition Date: 12/16/24,
Cost $2,117 (1)(2)(3) 34,011 2,899
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $10,512 (1)(2)(3) 131,020 11,167
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,672 (1)
(2)(3) 89,353 13,864
98,321
Total United States (Cost $3,063,234) 4,505,923
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.12% (6)(7) 36,750,548 36,751
Total Short-Term Investments (Cost $36,751) 36,751

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.12% (6)(7) 32,497,688 32,498
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 32,498
Total Securities Lending Collateral (Cost $32,498) 32,498
Total Investments in Securities
100.8% of Net Assets
(Cost $5,418,060) $ 7,657,048
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $213,003 and represents 2.8% of net assets.
(4) See Note 3 . All or a portion of this security is on loan at October 31, 2025.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.12% $ — $ — $ 336++
Totals $ —# $ — $ 336+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
10/31/25
T. Rowe Price Government
Reserve Fund, 4.12% $ 17,052  ¤  ¤ $ 69,249
Total $ 69,249^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $336 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $69,249.

T. ROWE PRICE Global Stock Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
_
Assets
Investments in securities, at value (cost $5,418,060) $ 7,657,048
Receivable for investment securities sold 74,549
Receivable for shares sold 46,993
Dividends receivable 1,514
Foreign currency (cost $1) 1
Other assets 1,486
Total assets 7,781,591
Liabilities
Payable for investment securities purchased 139,839
Obligation to return securities lending collateral 32,498
Payable for shares redeemed 4,407
Investment management fees payable 3,955
Due to affiliates 52
Payable to directors 2
Other liabilities 4,134
Total liabilities 184,887
NET ASSETS $ 7,596,704

T. ROWE PRICE Global Stock Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,829,272
Paid-in capital applicable to 98,080,900 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation 4,767,432
NET ASSETS $ 7,596,704
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $3,599,683; Shares outstanding: 46,597,966) $ 77.25
Advisor Class
(Net assets: $72,831; Shares outstanding: 964,642) $ 75.50
I Class
(Net assets: $3,924,190; Shares outstanding: 50,518,292) $ 77.68

T. ROWE PRICE Global Stock Fund
Statement of Operations

($000s)
Year
Ended
10/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $3,567) $ 75,369
Securities lending 57
Other 11
Total income 75,437
Expenses
Investment management 43,542
Shareholder servicing
Investor Class $ 5,236
Advisor Class 114
I Class 306 5,656
Rule 12b-1 fees
Advisor Class 176
Prospectus and shareholder reports
Investor Class 201
Advisor Class 2
I Class 113 316
Custody and accounting 664
Legal and audit 145
Registration 121
Directors 22
Miscellaneous 129
Total expenses 50,771
Net investment income 24,666

T. ROWE PRICE Global Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $4,609) 685,244
Foreign currency transactions (878)
Net realized gain 684,366
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(84)) 830,186
Other assets and liabilities denominated in foreign currencies 42
Change in net unrealized gain / loss 830,228
Net realized and unrealized gain / loss 1,514,594
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,539,260

T. ROWE PRICE Global Stock Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 24,666 $ 9,486
Net realized gain 684,366 924,488
Change in net unrealized gain / loss 830,228 762,835
Increase in net assets from operations 1,539,260 1,696,809
Distributions to shareholders
Net earnings
Investor Class (215,059) (8,189)
Advisor Class (4,446) (57)
I Class (214,907) (10,935)
Decrease in net assets from distributions (434,412) (19,181)
Capital share transactions
*
Shares sold
Investor Class 471,448 652,923
Advisor Class 7,911 29,359
I Class 411,314 451,483
Distributions reinvested
Investor Class 209,626 7,887
Advisor Class 4,438 57
I Class 210,235 10,732
Shares redeemed
Investor Class (1,030,138) (775,756)
Advisor Class (28,067) (14,724)
I Class (582,228) (502,378)
Decrease in net assets from capital share
transactions (325,461) (140,417)

T. ROWE PRICE Global Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Net Assets
Increase during period 779,387 1,537,211
Beginning of period 6,817,317 5,280,106
End of period $ 7,596,704 $ 6,817,317
*Share information (000s)
Shares sold
Investor Class 7,161 10,575
Advisor Class 122 515
I Class 6,098 7,333
Distributions reinvested
Investor Class 3,216 138
Advisor Class 69 1
I Class 3,211 187
Shares redeemed
Investor Class (15,516) (12,555)
Advisor Class (424) (241)
I Class (8,794) (7,976)
Decrease in shares outstanding (4,857) (2,023)

T. ROWE PRICE Global Stock Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Stock
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S. The fund has three classes of shares:
the Global Stock Fund (Investor Class), the Global Stock Fund–Advisor Class
(Advisor Class) and the Global Stock Fund–I Class (I Class). Advisor Class
shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are

T. ROWE PRICE Global Stock Fund

reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency

T. ROWE PRICE Global Stock Fund

of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Global Stock Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
October 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at October 31, 2025, totaled $43,774,000 for the year ended October 31, 2025. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,762,341 $ 2,565,134 $ 104,001 $ 7,431,476
Convertible Preferred Stocks — — 109,002 109,002
Preferred Stocks — 47,321 — 47,321
Short-Term Investments 36,751 — — 36,751
Securities Lending Collateral 32,498 — — 32,498
Total $ 4,831,590 $ 2,612,455 $ 213,003 $ 7,657,048
($000s)
Beginning
Balance
10/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
10/31/25
Investment
in Securities
Common
Stocks $ 61,055 $ 18,723
$
24,223 $ — $ — $ — $ 104,001
Convertible
Preferred
Stocks 70,915 26,706 13,769 (2,388) 15,381 (15,381) 109,002
Total $ 131,970 $ 45,429 $ 37,992 $ (2,388) $ 15,381 $ (15,381) $ 213,003

T. ROWE PRICE Global Stock Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its

T. ROWE PRICE Global Stock Fund

securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2025, the value of loaned securities was $31,591,000; the value of cash collateral and related investments was $32,498,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $11,876,503,000 and
$12,621,657,000, respectively, for the year ended October 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions and the character of foreign capital gains taxes.

T. ROWE PRICE Global Stock Fund

The tax character of distributions paid for the periods presented was as follows:
At October 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
($000s)
October 31,
2025
October 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 9,979 $ 19,181
Long-term capital gain 424,433 —
Total distributions $ 434,412 $ 19,181
($000s)
Cost of investments $ 5,480,062
Unrealized appreciation $ 2,308,959
Unrealized depreciation (135,147)
Net unrealized appreciation (depreciation) $ 2,173,812
($000s)
Undistributed ordinary income $ 14,793
Undistributed long-term capital gain 640,667
Net unrealized appreciation (depreciation) 2,173,812
Total distributable earnings (loss) $ 2,829,272

T. ROWE PRICE Global Stock Fund

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2025, the effective annual group fee rate was 0.28%. Price Associates has agreed to permanently waive a portion of the fund’s annual investment management fee in order to limit the fund’s management fees to 0.65% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement. No management fees were waived under this arrangement for the year ended October 31, 2025.

T. ROWE PRICE Global Stock Fund

The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.99% 1.24% 0.05%
Expense limitation date 12/31/26 12/31/26 12/31/26
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE Global Stock Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
October 31, 2025, expenses incurred pursuant to these service agreements were $121,000 for Price Associates; $1,211,000 for T. Rowe Price Services,
Inc.; and $121,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of October 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,157,962 shares of the I Class, representing 2% of the
I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of October 31, 2025.

T. ROWE PRICE Global Stock Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Global Stock Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Global Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Stock Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global Stock Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $454,222,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $65,238,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $37,907,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F113-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025